CONVERTIBLE BONDS PAYABLE (Details 2) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Warrants Outstanding Beginning | shares
Number of Warrants Granted | shares	784,000
Number of Warrants Cancelled | shares
Number of Warrants Outstanding, Ending | shares	784,000
Weighted Average Exercise Price Outstanding, Beginning
Weighted Average Exercise Price Granted	1.25
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 1.25
Weighted Average Remaining Contractual Term Granted	1 year 3 months 15 days
Weighted Average Remaining Contractual Term Ending	1 year 3 months 15 days
Averagate Intrinsic Value Beginning | $
Averagate Intrinsic Value Granted
Averagate Intrinsic Value Cancelled | $
Averagate Intrinsic Value Endning | $